MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Strategic Bond Fund
MassMutual Diversified Value Fund
MassMutual Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Equity Opportunities Fund
MassMutual Fundamental Growth Fund
MassMutual Blue Chip Growth Fund
MassMutual Growth Opportunities Fund
MassMutual Mid Cap Value Fund
MassMutual Small Cap Value Equity Fund
MassMutual Small Company Value Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
Supplement dated December 21, 2023 to the
Statement of Additional Information dated February 1, 2023, as revised on February 7, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 1, 2023, the following information replaces similar information found on page B-53 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Officer of the Trust 2021-2023; since 2023 Trustee of 110 portfolios in fund complex	Trustee and President of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023; since 2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective December 1, 2023, Andrea Anastasio has resigned her position as President of the Trust and her information on page B-54 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-23-07

MASSMUTUAL FUNDS
MassMutual 20/80 Allocation Fund
MassMutual 40/60 Allocation Fund
MassMutual 60/40 Allocation Fund
MassMutual 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Supplement dated December 21, 2023 to the
Statement of Additional Information dated February 1, 2023, as revised on February 7, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 1, 2023, the following information replaces similar information found on page B-53 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Officer of the Trust 2021-2023; since 2023 Trustee of 110 portfolios in fund complex	Trustee and President of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023; since 2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective December 1, 2023, Andrea Anastasio has resigned her position as President of the Trust and her information on page B-54 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M (RS)-23-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
Supplement dated December 21, 2023 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 1, 2023, the following information replaces similar information found on page B-52 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Officer of the Trust 2021-2023; since 2023 Trustee of 110 portfolios in fund complex	Trustee and President of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023; since 2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective December 1, 2023, Andrea Anastasio has resigned her position as President of the Trust and her information on page B-52 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-23-03

MASSMUTUAL FUNDS
MM Equity Asset Fund
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Supplement dated December 21, 2023 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 1, 2023, the following information replaces similar information found on page B-54 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Officer of the Trust 2021-2023; since 2023 Trustee of 110 portfolios in fund complex	Trustee and President of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023; since 2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective December 1, 2023, Andrea Anastasio has resigned her position as President of the Trust and her information on page B-55 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-23-05